UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   February 06, 2008

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total (x$1000):   $201,580


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITI TRENDS INC                COM              17306X102     3600   233148 SH       SOLE                   233148        0        0
COMPLETE PRODTN SVCS INC COM   COM              20453E109      950    52800 SH       SOLE                    52800        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     1610   548219 SH       SOLE                   548219        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   174470  2154798 SH       SOLE                  2154798        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      760   250000 SH       SOLE                   250000        0        0
SELECT SECTOR SPDR FUND HEALTH ETFS             81369Y209     9670   274000 SH       SOLE                   274000        0        0
SPDR TR UNIT SER 1 S & P       ETFS             78462F103     8020    54833 SH       SOLE                    54833        0        0
TEXAS INSTRS INC COM           COM              882508104     1070    32000 SH       SOLE                    32000        0        0
TRANSDIGM GROUP INC            COM              893641100      530    11680 SH       SOLE                    11680        0        0
VOLCANO CORP COM               COM              928645100      510    40881 SH       SOLE                    40881        0        0
ZIOPHARM ONCOLOGY INC COM      COM              98973P101      390   110487 SH       SOLE                   110487        0        0